Shareholders Equity - Additional Information (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 29, 2014
Preferred shares issued	0
Change in the share capital balances related to the cancellation of the liability on exercise of stock options	CAD 3	CAD 5	CAD 6
Stock-based compensation transferred from additional paid-in capital	CAD (64)	(89)	(203)
cancellation of outstanding common shares	5,300,000
Common shares repurchased	10,476,074
Share repurchase expiration date	Mar. 16, 2015
Minimum [Member]
Common shares repurchased				5,300,000
Maximum [Member]
Common shares repurchased				12,700,000
Additional Paid-in Capital [Member]
Stock-based compensation transferred from additional paid-in capital	CAD 17	CAD 24	CAD 70